PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 15.6	$ 18.2
Net amount recognized in accumulated other comprehensive loss	15.6	18.2
International
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	41.5	83.3
Prior service (credit) cost	(4.0)	(3.9)
Net amount recognized in accumulated other comprehensive loss	$ 37.5	$ 79.4